Leases - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Payments for leases	€ 1,473	€ 397	[1]

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities and income tax paid